Income tax expense - Composition of deferred tax assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Amortization of intangible assets	¥ 0	¥ 757
Tax losses carried forward	246,834	19,030
Allowance for credit losses	401,646	170,527
Others	976	507
Less: valuation allowance	(205,544)	(12,258)
Deferred Tax Assets, Net of Valuation Allowance	443,912	178,563
Deferred tax liabilities
Intangible assets arising from business combinations	(30,638)	(27,770)
Deferred Tax Liabilities, Gross	(30,638)	(27,770)
Net deferred tax assets	¥ 413,274	¥ 150,793